SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2020 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$62	$62
Total Asset-Backed Securities - Agency (cost $60)		62

ASSET-BACKED SECURITIES - NON-AGENCY - 20.7%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	158,979	159,505
Series 2017-1, Class E, 5.440%, 3/13/24 (c)	2,500,000	2,518,698
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	3,104,432
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,685,332
American Express Credit Account Master Trust
Series 2017-5, Class A, 0.542% (1 Month LIBOR USD + 0.380%), 2/18/25 (f)	1,250,000	1,255,658
Barclays Dryrock Issuance Trust
Series 2018-1, Class A, 0.492% (1 Month LIBOR USD + 0.330%), 7/15/24 (f)	1,000,000	1,001,701
Capital One Multi-Asset Execution Trust
Series 2018-A2, Class A2, 0.512% (1 Month LIBOR USD + 0.350%), 3/16/26 (f)	670,000	672,540
Carvana Auto Receivables Trust
Series 2019-3A, Class D, 3.040%, 4/15/25 (c)	1,500,000	1,517,363
Series 2019-4A, Class D, 3.070%, 7/15/25 (c)	3,000,000	3,009,749
Cazenovia Creek Funding II LLC
Series 2018-1A, Class A, 3.561%, 7/15/30 (c)	714,138	709,001
CPS Auto Trust
Series 2016-D, Class D, 4.530%, 1/17/23 (c)	925,000	935,052
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.840%, 3/15/23	1,088,452	1,102,958
Series 2016-CA, Class D, 4.180%, 3/15/24 (c)	1,220,651	1,242,276
Series 2018-1, Class D, 3.810%, 5/15/24	1,911,986	1,958,799
Series 2017-BA, Class E, 5.300%, 7/15/24 (c)	2,000,000	2,053,701
Series 2018-2, Class D, 4.140%, 8/15/24	2,000,000	2,080,150
Series 2019-2, Class D, 3.690%, 8/17/26	1,000,000	1,042,849
Series 2019-4, Class D, 2.700%, 2/16/27	1,000,000	1,004,905
Series 2020-1, Class D, 2.700%, 5/17/27	1,300,000	1,334,718
Series 2020-2, Class D, 3.050%, 5/15/28	2,900,000	3,012,845
DT Auto Owner Trust
Series 2018-2A, Class C, 3.670%, 3/15/24 (c)	285,164	287,630
Series 2017-4A, Class E, 5.150%, 11/15/24 (c)	2,500,000	2,558,346
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	508,499
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,745,007
Exeter Automobile Receivables Trust
Series 2017-1A, Class D, 6.200%, 11/15/23 (c)	3,000,000	3,094,206
First Investors Auto Owner Trust
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	3,066,455
Flagship Credit Auto Trust
Series 2015-3, Class D, 7.120%, 11/15/22 (c)	2,500,000	2,505,592
Series 2017-3, Class D, 3.730%, 9/15/23 (c)	1,000,000	1,029,504
Series 2016-4, Class E, 6.440%, 1/16/24 (c)	3,490,000	3,602,061
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,816,484
Ford Credit Floorplan Master Owner Trust
Series 2018-1, Class A2, 0.442% (1 Month LIBOR USD + 0.280%), 5/15/23 (f)	1,250,000	1,248,962
Series 2018-3, Class A2, 0.562% (1 Month LIBOR USD + 0.400%), 10/15/23 (f)	1,250,000	1,249,313
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.820%, 7/15/22 (c)	21,333	21,346
Series 2019-2A, Class C, 3.540%, 2/18/25 (c)	2,000,000	2,062,286
GMF Floorplan Owner Revolving Trust
Series 2018-4, Class A2, 0.572% (1 Month LIBOR USD + 0.410%), 9/15/23 (c)(f)	1,000,000	1,001,754
NextGear Floorplan Master Owner Trust
Series 2018-2A, Class A1, 0.762% (1 Month LIBOR USD + 0.600%), 10/15/23 (c)(f)	1,000,000	986,713
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.910%, 11/15/22 (c)	1,085,000	1,089,371
Series 2017-1A, Class D, 3.610%, 10/16/23 (c)	2,055,000	2,112,982
Santander Drive Auto Receivables Trust
Series 2018-2, Class C, 3.350%, 7/17/23	1,087,211	1,100,457
Series 2017-3, Class E, 4.970%, 1/15/25	2,000,000	2,083,005
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	350,000	336,031
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.375% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	177,716	178,066
Series 2016-C, Class A1, 1.275% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	279,814	279,717
Series 2015-D, Class A1, 1.675% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	146,464	147,347
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.675% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	123,095	115,941
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.520%, 11/10/22 (c)	48,802	48,837
Series 2018-2, Class E, 5.260%, 5/10/23 (c)	3,000,000	3,063,238
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	2,000,000	2,041,326
Volvo Financial Equipment Master Owner Trust
Series 2017-A, Class A, 0.662% (1 Month LIBOR USD + 0.500%), 11/15/22 (c)(f)	1,000,000	1,000,648
Westlake Automobile Receivables Trust
Series 2018-2A, Class D, 4.000%, 1/16/24 (c)	2,500,000	2,552,127
Series 2019-1A, Class D, 3.670%, 3/15/24 (c)	2,000,000	2,071,784
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,542,843
Series 2020-2A, Class C, 2.010%, 7/15/25 (c)	1,000,000	1,015,497
Series 2020-2A, Class D, 2.760%, 1/15/26 (c)	1,000,000	1,025,599
Total Asset-Backed Securities (cost $83,152,384)		83,991,206

COLLATERALIZED LOAN OBLIGATIONS - 22.1%
ACIS CLO Ltd.
Series 2014-4A, Class A, 1.671% (3 Month LIBOR USD + 1.420%), 5/1/26 (c)(f)	440,271	440,284
Series 2014-5A, Class A1, 1.761% (3 Month LIBOR USD + 1.510%), 11/1/26 (c)(f)	681,441	681,507
Series 2017-7A, Class A1, 1.601% (3 Month LIBOR USD + 1.350%), 5/1/27 (c)(f)	1,351,789	1,350,091
Series 2015-6A, Class A1, 1.841% (3 Month LIBOR USD + 1.590%), 5/1/27 (c)(f)	170,326	170,372
Allegro CLO III Ltd.
Series 2015-1A, Class AR, 1.085% (3 Month LIBOR USD + 0.840%), 7/25/27 (c)(f)	1,749,952	1,739,543
AMMC CLO XIV Ltd.
Series 2014-14R, Class A1LR, 1.495% (3 Month LIBOR USD + 1.250%), 7/25/29 (c)(f)	1,155,000	1,150,286
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.297% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,485,020
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.142% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	3,714,587	3,667,693
Atlas Senior Loan Fund V Ltd.
Series 2014-1A, Class AR2, 1.531% (3 Month LIBOR USD + 1.260%), 7/16/29 (c)(f)	2,735,787	2,709,798
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 1.313% (3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	3,000,000	2,977,862
Benefit Street Partners CLO VII Ltd.
Series 2015-VIIA, Class A1AR, 1.052% (3 Month LIBOR USD + 0.780%), 7/18/27 (c)(f)	1,903,148	1,893,918
California Street CLO XII Ltd.
Series 2013-12A, Class AR, 1.305% (3 Month LIBOR USD + 1.030%), 10/15/25 (c)(f)	2,075,034	2,070,245
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 1.247% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	1,000,000	995,671
Catamaran CLO Ltd.
Series 2014-2A, Class A1R, 1.672% (3 Month LIBOR USD + 1.400%), 10/18/26 (c)(f)	648,791	648,788
Series 2013-1A, Class AR, 1.095% (3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	2,630,627	2,594,975
Cent CLO Ltd.
Series 2013-19A, Class A1A, 1.600% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)(f)	256,592	256,516
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.285% (3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,481,518
Series 2019-2A, Class A, 1.523% (3 Month LIBOR USD + 1.250%), 4/17/30 (c)(f)	3,250,000	3,246,844
Series 2014-2RA, Class A1, 1.314% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,746,592
Crown Point CLO III Ltd.
Series 2015-3A, Class A1AR, 1.185% (3 Month LIBOR USD + 0.910%), 12/31/27 (c)(f)	2,146,844	2,136,133
Cutwater Ltd.
Series 2014-1A, Class A1AR, 1.525% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	1,030,318	1,029,174
Ellington CLO IV Ltd.
Series 2019-1A, Class A, 2.115% (3 Month LIBOR USD + 1.840%), 4/15/29 (c)(f)	2,000,000	1,938,715
Flagship VII Ltd.
Series 2013-7A, Class BR, 1.822% (3 Month LIBOR USD + 1.550%), 1/20/26 (c)(f)	100,600	100,579
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 1.575% (3 Month LIBOR USD + 1.300%), 7/15/27 (c)(f)	627,356	625,997
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 1.422% (3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	280,000	278,487
Halcyon Loan Advisors Funding Ltd.
Series 2014-3A, Class AR, 1.358% (3 Month LIBOR USD + 1.100%), 10/22/25 (c)(f)	48,912	48,781
Series 2015-1A, Class AR, 1.192% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	348,725	347,044
Hull Street CLO Ltd.
Series 2014-1A, Class AR, 1.492% (3 Month LIBOR USD + 1.220%), 10/18/26 (c)(f)	779,007	776,605
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 1.565% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	1,982,000
LCM XXV Ltd.
Series 2017-25, Class A, 1.482% (3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	784,333
Madison Park Funding Ltd.
Series 2018-30A, Class A, 1.025% (3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	3,000,000	2,968,088
Series 2013-11A, Class AR, 1.416% (3 Month LIBOR USD + 1.160%), 7/23/29 (c)(f)	2,000,000	1,992,526
Mountain Hawk II CLO Ltd.
Series 2013-2A, Class BR, 1.872% (3 Month LIBOR USD + 1.600%), 7/20/24 (c)(f)	178,366	177,585
Mountain Hawk III CLO Ltd.
Series 2014-3A, Class AR, 1.472% (3 Month LIBOR USD + 1.200%), 4/18/25 (c)(f)	591,927	591,321
Mountain View CLO LLC
Series 2017-2A, Class X, 0.921% (3 Month LIBOR USD + 0.650%), 1/16/31 (c)(f)	30,000	29,911
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 1.075% (3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	1,549,629	1,541,971
Series 2015-10A, Class AR, 1.086% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	2,392,018	2,371,724
MP CLO VII Ltd.
Series 2015-1A, Class ARR, 1.352% (3 Month LIBOR USD + 1.080%), 10/18/28 (c)(f)	1,800,000	1,787,400
Nassau II Ltd.
Series 2017-IIA, Class AL, 1.525% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	794,434
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 1.222% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	467,581	464,083
OCP CLO Ltd.
Series 2015-10A, Class A1R, 1.065% (3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	2,304,214	2,287,343
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.318% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	1,183,433	1,180,306
Palmer Square Loan Funding Ltd.
Series 2018-1A, Class A1, 0.875% (3 Month LIBOR USD + 0.600%), 4/15/26 (c)(f)	1,225,204	1,212,356
Regatta VI Funding Ltd.
Series 2016-1A, Class AR, 1.352% (3 Month LIBOR USD + 1.080%), 7/20/28 (c)(f)	500,000	497,241
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 1.906% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,789,102	1,786,348
Sound Point Clo XII Ltd.
Series 2016-2A, Class AR, 1.562% (3 Month LIBOR USD + 1.290%), 10/20/28 (c)(f)	2,000,000	1,993,818
Telos CLO Ltd.
Series 2014-6A, Class A1R, 1.543% (3 Month LIBOR USD + 1.270%), 1/17/27 (c)(f)	1,088,450	1,086,272
Series 2013-4A, Class AR, 1.513% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	247,873	244,765
TICP CLO I Ltd.
Series 2015-1A, Class AR, 1.072% (3 Month LIBOR USD + 0.800%), 7/20/27 (c)(f)	170,342	169,382
TICP CLO VI Ltd.
Series 2016-6A, Class AR, 1.475% (3 Month LIBOR USD + 1.200%), 1/15/29 (c)(f)	2,000,000	1,997,934
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 1.382% (3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,250,000	2,233,483
Trinitas CLO IV Ltd.
Series 2016-4A, Class XR, 1.022% (3 Month LIBOR USD + 0.750%), 10/18/31 (c)(f)	137,189	137,195
Venture 38 CLO Ltd.
Series 2019-38A, Class X, 1.418% (3 Month LIBOR USD + 1.150%), 7/30/32 (c)(f)	2,850,000	2,836,527
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.155% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,885,694	1,866,680
Venture XXIV CLO Ltd.
Series 2016-24A, Class AR, 1.452% (3 Month LIBOR USD + 1.180%), 10/20/28 (c)(f)	2,000,000	1,990,548
Venture XXVI CLO Ltd.
Series 2017-26A, Class A, 1.722% (3 Month LIBOR USD + 1.450%), 1/20/29 (c)(f)	2,000,000	2,002,115
Venture XXVII CLO Ltd.
Series 2017-27A, Class A, 1.572% (3 Month LIBOR USD + 1.300%), 7/20/30 (c)(f)	100,000	99,578
Vibrant CLO VI Ltd.
Series 2017-6A, Class A, 1.546% (3 Month LIBOR USD + 1.240%), 6/20/29 (c)(f)	3,000,000	2,986,868
WhiteHorse IX Ltd.
Series 2014-9A, Class AR, 1.433% (3 Month LIBOR USD + 1.160%), 7/17/26 (c)(f)	1,345,206	1,341,493
Wind River CLO Ltd.
Series 2016-1A, Class AR, 1.325% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	1,000,000	996,569
Zais CLO 5 Ltd.
Series 2016-2A, Class A1, 1.805% (3 Month LIBOR USD + 1.530%), 10/15/28 (c)(f)	2,404,232	2,397,094
Zais CLO 8 Ltd.
Series 2018-8, Class A, 1.225% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,251,819	2,184,342
Total Collateralized Loan Obligations (cost $89,958,861)		89,602,671

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	338,899	2,350
Total Commercial Mortgage-Backed Securities - Agency (cost $1,717)		2,350

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 11.5%
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.445% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	313,197	293,263
Series 2007-6A, Class A3A, 1.425% (1 Month LIBOR USD + 1.250%), 12/25/37 (c)(f)	179,670	181,208
BX Commercial Mortgage Trust
Series 2018-IND, Class D, 1.462% (1 Month LIBOR USD + 1.300%), 11/15/35 (c)(f)	2,100,000	2,091,442
Series 2019-XL, Class F, 2.162% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	949,298	917,382
Series 2020-BXLP, Class E, 1.762% (1 Month LIBOR USD + 1.600%), 12/15/36 (c)(f)	1,998,171	1,979,232
BX Trust
Series 2018-BILT, Class A, 0.962% (1 Month LIBOR USD + 0.800%), 5/15/30 (c)(f)	3,000,000	2,875,278
Series 2019-MMP, Class A, 1.162% (1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	7,000,000	6,977,602
Series 2019-XL, Class G, 2.462% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,423,947	1,405,483
BXMT Ltd.
Series 2017-FL1, Class A, 1.032% (1 Month LIBOR USD + 0.870%), 6/15/35 (c)(f)	1,380,866	1,374,307
Series 2017-FL1, Class B, 1.662% (1 Month LIBOR USD + 1.500%), 6/15/35 (c)(f)	750,000	744,041
Series 2017-FL1, Class C, 2.112% (1 Month LIBOR USD + 1.950%), 6/15/35 (c)(f)	500,000	495,926
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 2.825% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(f)	46,401	46,643
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.662% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	89,429	81,208
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.162% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	338,406
FREMF Mortgage Trust
Series 2020-KI05, Class B, 2.475% (1 Month LIBOR USD + 2.300%), 7/25/24 (c)(f)	2,162,433	2,098,808
Series 2019-KF58, Class B, 2.305% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(f)	1,039,173	989,568
Series 2019-KF68, Class B, 2.355% (1 Month LIBOR USD + 2.200%), 7/25/26 (c)(f)	3,029,735	2,881,016
GE Business Loan Trust
Series 2007-1A, Class A, 0.332% (1 Month LIBOR USD + 0.170%), 4/15/35 (c)(f)	175,133	175,133
GPMT Ltd.
Series 2018-FL1, Class A, 1.071% (1 Month LIBOR USD + 0.900%), 11/21/35 (c)(f)	68,046	67,128
Series 2019-FL2, Class A, 1.471% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	3,000,000	2,965,500
Great Wolf Trust
Series 2019-WOLF, Class A, 1.196% (1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	2,905,957
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 1.750% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)(f)	500,000	494,984
Hunt CRE Ltd.
Series 2017-FL1, Class A, 1.162% (1 Month LIBOR USD + 1.000%), 8/15/34 (c)(f)	863,046	844,860
IMT Trust
Series 2017-APTS, Class DFL, 1.712% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	451,874	431,321
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2019-MFP, Class A, 1.122% (1 Month LIBOR USD + 0.960%), 7/15/36 (c)(f)	3,000,000	2,921,148
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 6.210%, 10/25/37 (a)(c)	1,439,792	1,456,585
Motel 6 Trust
Series 2017-MTL6, Class A, 1.082% (1 Month LIBOR USD + 0.920%), 8/15/34 (c)(f)	659,596	646,386
Multi-family Connecticut Avenue Securities Trust
Series 2020-01, Class M7, 2.125% (1 Month LIBOR USD + 1.950%), 3/25/50 (c)(f)	4,290,200	4,183,309
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	2,695,265	2,766,285
Velocity Commercial Capital Loan Trust
Series 2017-1, Class AFL, 1.425% (1 Month LIBOR USD + 1.250%), 5/25/47 (c)(f)	88,287	87,857
Series 2017-2, Class AFL, 1.075% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	266,098	260,527
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	554,129
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $46,680,106)		46,531,922

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 18.5%
Fannie Mae Connecticut Avenue Securities
Series 2014-C02, Class 1M2, 2.775% (1 Month LIBOR USD + 2.600%), 5/25/24 (f)	1,581,892	1,382,625
Series 2014-C04, Class 2M2, 5.175% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	1,246,406	1,282,163
Series 2016-C03, Class 1M2, 5.475% (1 Month LIBOR USD + 5.300%), 10/25/28 (f)	1,910,706	2,005,904
Series 2016-C03, Class 2M2, 6.075% (1 Month LIBOR USD + 5.900%), 10/25/28 (f)	2,129,950	2,250,184
Series 2017-C01, Class 1ED1, 1.425% (1 Month LIBOR USD + 1.250%), 7/25/29 (f)	652,940	642,622
Series 2017-C02, Class 2ED3, 1.525% (1 Month LIBOR USD + 1.350%), 9/25/29 (f)	2,527,389	2,483,800
Series 2017-C07, Class 1M2A, 2.575% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)	232,203	231,266
Series 2018-C04, Class 2M2, 2.725% (1 Month LIBOR USD + 2.550%), 12/25/30 (f)	3,699,510	3,657,477
Series 2019-R01, Class 2M2, 2.625% (1 Month LIBOR USD + 2.450%), 7/25/31 (c)(f)	3,142,304	3,121,443
Series 2019-R02, Class 1M2, 2.475% (1 Month LIBOR USD + 2.300%), 8/25/31 (c)(f)	1,626,552	1,628,579
Series 2019-R03, Class 1M2, 2.325% (1 Month LIBOR USD + 2.150%), 9/25/31 (c)(f)	1,762,124	1,766,290
Series 2020-R01, Class 1M1, 0.975% (1 Month LIBOR USD + 0.800%), 1/25/40 (c)(f)	3,009,485	3,009,479
Fannie Mae REMICS
Series 2010-1, 1.375% (1 Month LIBOR USD + 1.200%), 2/25/40 (f)	4,936,942	5,115,032
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	3,526	3,631
Series 3834, Class GA, 3.500%, 3/15/26	5,633	5,813
Freddie Mac REMICS
Series 4979, 0.612% (1 Month LIBOR USD + 0.450%), 6/25/48 (f)	1,657,140	1,670,270
Series 4911, 0.612% (1 Month LIBOR USD + 0.450%), 9/25/49 (f)	1,936,762	1,945,352
Freddie Mac Structured Agency Credit Risk
Series 2014-HQ2, Class M3, 3.925% (1 Month LIBOR USD + 3.750%), 9/25/24 (f)	550,000	564,227
Series 2016-DNA2, Class M3, 4.825% (1 Month LIBOR USD + 4.650%), 10/25/28 (f)	1,285,353	1,343,208
Series 2017-HQA1, Class M2, 3.725% (1 Month LIBOR USD + 3.550%), 8/25/29 (f)	3,446,210	3,548,814
Series 2017-DNA2, Class M1, 1.375% (1 Month LIBOR USD + 1.200%), 10/25/29 (f)	209,511	209,839
Series 2017-DNA3, Class M2, 2.675% (1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,084,145
Series 2017-HQA3, Class M2, 2.525% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	3,687,018	3,703,164
Series 2017-HQA3, Class M2B, 2.525% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,507,499
Series 2018-HQA1, Class M2, 2.475% (1 Month LIBOR USD + 2.300%), 9/25/30 (f)	2,392,170	2,366,852
Series 2018-HRP1, Class M2, 1.825% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	1,935,659	1,846,173
Series 2018-SPI2, Class M2, 3.811%, 5/25/48 (a)(c)	1,772,405	1,748,231
Series 2019-FTR2, Class M1, 1.125% (1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	1,527,966	1,524,028
Series 2019-DNA3, Class M2, 2.225% (1 Month LIBOR USD + 2.050%), 7/25/49 (c)(f)	4,916,146	4,737,020
Series 2019-HQA4, Class M2AS, 1.025% (1 Month LIBOR USD + 0.850%), 11/25/49 (c)(f)	1,763,316	1,733,978
Series 2019-HQA4, Class M2SB, 3.280%, 11/25/49 (c)	4,000,000	3,754,530
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA1, Class M1, 0.875% (1 Month LIBOR USD + 0.700%), 1/25/50 (c)(f)	513,170	512,262
Series 2020-HQA1, Class M1, 0.925% (1 Month LIBOR USD + 0.750%), 1/25/50 (c)(f)	2,536,581	2,533,639
Series 2020-DNA3, Class M1, 1.675% (1 Month LIBOR USD + 1.500%), 6/25/50 (c)(f)	3,518,000	3,531,203
Series 2020-HQA3, Class M1, 1.725% (1 Month LIBOR USD + 1.550%), 7/25/50 (c)(f)	1,095,000	1,099,110
Freddie Mac Whole Loan Securities Trust
Series 2015-SC02, Class M2, 3.675%, 9/25/45 (a)	613,595	610,601
Series 2016-SC01, Class M1, 3.840%, 7/25/46 (a)	244,654	243,984
Series 2016-SC02, Class M1, 3.604%, 10/25/46 (a)	260,032	260,155
Series 2017-SC01, Class M1, 3.591%, 12/25/46 (a)(c)	592,501	592,260
GNMA
Series 2008-55, Class WT, 5.410%, 6/20/37 (a)	11,035	12,293
Series 2010-144, Class DK, 3.500%, 9/16/39	38,855	40,567
Series 2010-150, Class GD, 2.500%, 9/20/39	11,569	11,683
Total Residential Mortgage-Backed Securities - Agency (cost $76,617,168)		75,321,395

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 24.0%
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,367,681
AMSR Trust
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,151
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	52,665	52,783
Angel Oak Mortgage Trust LLC
Series 2017-3, Class A2, 2.883%, 11/25/47 (a)(c)	11,608	11,654
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.296%, 3/25/31 (a)	26,776	26,776
Bellemeade Re Ltd.
Series 2018-2A, Class M1B, 1.525% (1 Month LIBOR USD + 1.350%), 8/25/28 (c)(f)	46,045	46,078
Series 2019-1A, Class M1A, 1.475% (1 Month LIBOR USD + 1.300%), 3/25/29 (c)(f)	41,209	41,186
Series 2019-1A, Class M1B, 1.925% (1 Month LIBOR USD + 1.750%), 3/25/29 (c)(f)	1,000,000	987,754
Series 2020-1A, Class M1B, 3.575% (1 Month LIBOR USD + 3.400%), 6/25/30 (c)(f)	1,500,000	1,522,539
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	21,804
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 0.795% (1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	349,396
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	26,339	26,742
Colony American Finance Ltd.
Series 2015-1, Class C, 4.833%, 10/15/47 (c)	555,000	559,543
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	236,728	240,692
Countrywide Asset-Backed Certificates
Series 2004-11, Class M3, 1.675% (1 Month LIBOR USD + 1.500%), 1/25/35 (f)	2,000,000	1,978,568
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class M1, 2.841%, 2/25/50 (a)(c)	3,408,500	2,946,099
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (g)	6	6
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A3, 3.485%, 12/26/46 (a)(c)	8,914	8,963
Series 2017-1A, Class B1, 6.250%, 12/26/46 (a)(c)	743,000	753,364
Series 2019-3A, Class B1, 4.258%, 7/25/59 (a)(c)	500,000	491,822
Eagle RE Ltd.
Series 2018-1, Class M1, 1.875% (1 Month LIBOR USD + 1.700%), 11/25/28 (c)(f)	103,239	101,605
Series 2019-1, Class M1B, 1.975% (1 Month LIBOR USD + 1.800%), 4/25/29 (c)(f)	1,203,129	1,177,630
Flagstar Mortgage Trust
Series 2018-6RR, Class 1A2, 0.875% (1 Month LIBOR USD + 0.700%), 10/25/48 (c)(f)	1,623,373	1,611,032
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310%, 1/25/60 (a)(c)	2,911,935	2,969,652
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	76,323	78,387
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (g)	33,824	35,864
Home RE Ltd.
Series 2019-1, Class M1, 1.825% (1 Month LIBOR USD + 1.650%), 5/25/29 (c)(f)	551,741	550,014
Imc Home Equity Loan Trust
Series 1993-3, Class A8, 5.432%, 8/20/29 (h)	4,778	4,723
Invitation Homes Trust
Series 2018-SFR2, Class A, 1.062% (1 Month LIBOR USD + 0.900%), 6/17/37 (c)(f)	437,168	435,110
Series 2018-SFR3, Class A, 1.162% (1 Month LIBOR USD + 1.000%), 7/17/37 (c)(f)	972,322	969,488
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 0.695% (1 Month LIBOR USD + 0.520%), 1/25/36 (f)	128,246	128,280
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 2.500%, 7/25/44 (a)(c)	363,459	359,659
Series 2014-IVR6, Class B2, 2.527%, 7/25/44 (a)(c)	1,252,296	1,261,141
Series 2014-IVR6, Class B3, 2.527%, 7/25/44 (a)(c)	1,691,732	1,679,112
Series 2019-INV1, Class A11, 1.125% (1 Month LIBOR USD + 0.950%), 10/25/49 (c)(f)	3,044,679	3,044,585
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	1,215,768	1,229,417
Series 2019-6, Class B3, 4.257%, 12/25/49 (a)(c)	4,404,275	4,625,394
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.555% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	893,500	282,778
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 2.656% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)(h)	2,500,000	2,458,237
Series 2019-4, Class A2, 2.656% (1 Month LIBOR USD + 2.500%), 5/1/24 (c)(f)(h)	2,130,000	2,157,519
Series 2019-5, Class A2, 2.655% (1 Month LIBOR USD + 2.500%), 11/1/24 (c)(f)(h)	4,500,000	4,376,644
LSTAR Securities Investment Trust
Series 2019-1, Class A2, 2.755% (1 Month LIBOR USD + 2.600%), 3/1/24 (c)(f)(h)	2,000,000	1,940,644
Series 2019-2, Class A2, 2.655% (1 Month LIBOR USD + 2.500%), 4/1/24 (c)(f)(h)	2,000,000	1,414,432
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (a)(c)	488,040	498,937
Onslow Bay Financial LLC
Series 2019-EXP3, Class 2A1B, 1.075% (1 Month LIBOR USD + 0.900%), 10/25/59 (c)(f)	4,241,000	4,257,295
Preston Ridge Partners Mortgage Trust
Series 2019-3A, Class A2, 4.458%, 7/25/24 (c)(h)	1,500,000	1,468,310
Progress Residential Trust
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (c)	1,000,000	1,019,064
Series 2017-SFR2, Class E, 4.142%, 12/17/34 (c)	1,000,000	1,012,761
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,021,198
Series 2018-SFR2, Class E, 4.656%, 8/17/35 (c)	3,000,000	3,079,769
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	500,000	518,290
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.075% (1 Month LIBOR USD + 0.900%), 8/25/34 (f)	77,231	73,682
Sequoia Mortgage Trust
Series 2013-1, Class 2A1, 1.855%, 2/25/43 (a)	44,651	45,486
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 3.384%, 10/25/33 (a)	191,289	189,426
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.325% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,504,513
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,039,558
Series 2019-SJ1, Class M2, 4.750%, 11/25/58 (a)(c)	2,000,000	2,085,153
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	4,078,793	4,244,064
Series 2019-HY3, Class M1, 1.675% (1 Month LIBOR USD + 1.500%), 10/25/59 (c)(f)	8,176,000	7,910,641
Tricon American Homes Trust
Series 2016-SFR1, Class D, 3.886%, 11/17/33 (c)	500,000	503,774
Series 2016-SFR1, Class F, 5.769%, 11/17/33 (c)	2,000,000	2,032,802
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A2, 6.292%, 2/25/49 (c)(h)	500,000	461,758
Series 2019-NPL5, Class A2, 5.194%, 9/25/49 (c)(h)	325,000	318,861
Series 2019-NPL7, Class A2, 5.193%, 10/25/49 (c)(h)	2,000,000	1,879,388
Series 2019-NPL8, Class A1B, 4.090%, 11/25/49 (c)(h)	2,000,000	1,942,916
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)(h)	500,000	492,682
Series 2019-4, Class B1, 3.860%, 11/25/59 (a)(c)(h)	947,000	876,809
VOLT LXXXIII LLC
Series 2019-NPL9, Class A1A, 3.327%, 11/26/49 (c)(h)	1,833,982	1,837,114
Series 2019-NPL9, Class A1B, 4.090%, 11/26/49 (c)(h)	3,000,000	2,942,077
VOLT LXXXIV LLC
Series 2019-NPL10, Class A1B, 3.967%, 12/27/49 (c)(h)	1,900,000	1,874,195
VOLT LXXXV LLC
Series 2020-NPL1, Class A1B, 3.721%, 1/25/50 (c)(h)	3,000,000	2,885,857
VOLT LXXXVII LLC
Series 2020-NPL3, Class A1B, 3.672%, 2/25/50 (c)(h)	4,000,000	3,899,762
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	67,519	69,080
Total Residential Mortgage-Backed Securities - Non-Agency (cost $99,599,201)		97,572,170

PRIVATE PLACEMENT PARTICIPATION AGREEMENT - 0.2%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/20 (d)(e)	683,254	683,254
Total Private Placement Participation Agreement (cost $683,254)		683,254

MONEY MARKET FUND - 2.8%
First American Government Obligations Fund - Class Z, 0.056% (b)	11,539,095	11,539,095
Total Money Market Fund (cost $11,539,095)		11,539,095

Total Investments (cost $408,231,846) - 99.8%		405,244,125
Other Assets less Liabilities - 0.2%		1,010,285
TOTAL NET ASSETS - 100.0%		$406,254,410

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2020.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31,
2020, the value of these investments was $326,683,672 or 80.4% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2020, the total value of fair valued securities was $683,254 or 0.2% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of August 31, 2020, the value of this investment was $683,254 or 0.2% of total net assets. The security was acquired from December 2016 to December 2019 at a cost of $683,254.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2020.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2020.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of August 31, 2020.
(i)	Interest only security.
FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit

Semper Short Duration Fund
Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$62	$-	$62
Asset-Backed Securities – Non-Agency	-	83,991,206	-	83,991,206
Collateralized Loan Obligations	-	89,602,671	-	89,602,671
Commercial Mortgage-Backed Securities - Agency	-	2,350	-	2,350
Commercial Mortgage-Backed Securities - Non-Agency	-	46,531,922	-	46,531,922
Residential Mortgage-Backed Securities - Agency	-	75,321,395	-	75,321,395
Residential Mortgage-Backed Securities - Non-Agency	-	97,572,170	-	97,572,170
Total Fixed Income	-	393,021,776	-	393,021,776
Private Placement Participation Agreements	-	-	683,254	683,254
Money Market Fund	11,539,095	-	-	11,539,095
Total Investments	$11,539,095	$393,021,776	$683,254	$405,244,125

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

		Investments in Securites, at Value

	Collateralized Loan Obligations	Commercial MBS- Non-Agency	Residential MBS- Agency	Residential MBS- Non-Agency
Balance as of November 30, 2019	$496,260	$6,320,117	$3,000,000	$3,000,000
Accrued discounts/premiums	-	(1,553)	-	28,100
Realized gain/(loss)	-	(322,709)	3,750	-
Change in unrealized appreciation/(depreciation)	242	(65)	-	107,909
Purchases	-	-	-	1,240,635
Sales	(32,419)	(5,995,790)	(3,003,750)	-
Transfers in and/or out of Level 3	(464,083)	-	-	(4,376,644)
Balance as of August 31, 2020	$-	$-	$-	$-

	Private
(Continued)	Placement
	Participation
	Agreements
Balance as of November 30, 2019	$712,527
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	37,473
Sales	(66,746)
Transfers in and/or out of Level 3	-
Balance as of August 31, 2020	$683,254

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2020 and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued instruments:

	Value at 8/31/20	Valuation Technique(s)	Unobservable Input	Input/Range
Private Placement Participation	$683,254	Market	Prior/Recent	$100.00
Agreements		Transaction	Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.